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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia	23510-1666
(Address of principal executive offices)	(Zip code)

Simon Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	August 24, 2018

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

WSTCM Sector Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2017 - June 30, 2018

Vote Summary
GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
Security	78355W817	Meeting Type	Special
Ticker Symbol	RYT	Meeting Date	01-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a corresponding, newly formed series of the PowerShares by Invesco family of funds.	Management	For	For	For	None
GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF
Security	78355W825	Meeting Type	Special
Ticker Symbol	RTM	Meeting Date	01-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a corresponding, newly formed series of the PowerShares by Invesco family of funds.	Management	For	For	For	None
GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF
Security	78355W858	Meeting Type	Special
Ticker Symbol	RYF	Meeting Date	01-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a corresponding, newly formed series of the PowerShares by Invesco family of funds.	Management	For	For	For	None
GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF
Security	78355W791	Meeting Type	Special
Ticker Symbol	RYU	Meeting Date	01-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a corresponding, newly formed series of the PowerShares by Invesco family of funds.	Management	For	For	For	None
GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF
Security	78355W841	Meeting Type	Special
Ticker Symbol	RYH	Meeting Date	01-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a corresponding, newly formed series of the PowerShares by Invesco family of funds.	Management	For	For	For	None
FIRST AMERICAN FUNDS, INC.
Security	31846V542	Meeting Type	Special
Ticker Symbol	FUZXX	Meeting Date	16-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
1	David K. Baumgardner	For	For	For	None
2	Mark E. Gaumond	For	For	For	None
3	Roger A. Gibson	For	For	For	None
4	Victoria J. Herget	For	For	For	None
5	Richard K. Riederer	For	For	For	None
6	James M. Wade	For	For	For	None

WSTCM Credit Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2017 - June 30, 2018

Vote Summary
VANGUARD FIXED INCOME SECURITIES FD, INC
Security		922031760			Meeting Type	Special
Ticker Symbol		VWEAX			Meeting Date	15-Nov-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	MORTIMER J. BUCKLEY	For	For	For	None
	2	EMERSON U. FULLWOOD	For	For	For	None
	3	AMY GUTMANN	For	For	For	None
	4	JOANN HEFFERNAN HEISEN	For	For	For	None
	5	F. JOSEPH LOUGHREY	For	For	For	None
	6	MARK LOUGHRIDGE	For	For	For	None
	7	SCOTT C. MALPASS	For	For	For	None
	8	F. WILLIAM MCNABB III	For	For	For	None
	9	DEANNA MULLIGAN	For	For	For	None
	10	ANDRE F. PEROLD	For	For	For	None
	11	SARAH BLOOM RASKIN	For	For	For	None
	12	PETER F. VOLANAKIS	For	For	For	None
3.	APPROVE A MANAGER OF MANAGERS ARRANGEMENT WITH WHOLLY-OWNED SUBSIDIARIES OF VANGUARD.	Management	For	For	For	None
U.S. BANK AST TRUST
Security		00770X758			Meeting Type	Special
Ticker Symbol		SEMMX			Meeting Date	22-Mar-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve an Amended Investment Advisory Agreement between Semper Capital Management, L.P. and Advisors Series Trust, on behalf of Semper MBS Total Return Fund.	Management	For	For	For	None
FIRST AMERICAN FUNDS, INC.
Security		31846V542			Meeting Type	Special
Ticker Symbol		FUZXX			Meeting Date	16-May-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	David K. Baumgardner	For	For	For	None
	2	Mark E. Gaumond	For	For	For	None
	3	Roger A. Gibson	For	For	For	None
	4	Victoria J. Herget	For	For	For	None
	5	Richard K. Riederer	For	For	For	None
	6	James M. Wade	For	For	For	None